Average Annual Total Returns			12 Months Ended		60 Months Ended		73 Months Ended	75 Months Ended
		Jun. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025 [4]	Dec. 31, 2024 [2]
ANFIELD UNIVERSAL FIXED INCOME ETF | Bloomberg U.S. Aggregate Bond Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			1.25%		(0.33%)		1.32%
Performance Inception Date		Sep. 18, 2018
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent				7.06%		2.40%		1.98%
Performance Inception Date		Sep. 18, 2018
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				4.64%		0.91%		0.59%
Performance Inception Date		Sep. 18, 2018
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				4.14%		1.18%		0.90%
Performance Inception Date		Sep. 18, 2018
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%		14.42%		15.21%
Performance Inception Date		Dec. 16, 2019
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.68%		13.60%		14.66%
Performance Inception Date		Dec. 16, 2019
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.30%		11.91%		13.17%
Performance Inception Date		Dec. 16, 2019
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.08%		10.54%		11.59%
Performance Inception Date		Dec. 16, 2019

[1]	The Fund’s regulatory broad-based index is the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is September 18, 2018.
[3]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	Inception date is December 16, 2019.